Business Acquisitions - Pro Forma Financial Information - Citrus Lane (Details) - Citrus Lane Inc - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Business Acquisition [Line Items]
Revenue	$ 138.7	$ 110.7	$ 87.2
Net loss	$ (26.3)	$ (45.8)	$ (35.0)